Inventories, Net (Details) - Schedule of reserve of inventories - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of reserve of inventories [Abstract]
Balance at beginning of year	$ 116,102
Current period addition	176,938	114,964
Reduction	(8,921)
Foreign currency translation adjustment	(87,968)	1,138
Balance at the end of year	$ 196,151	$ 116,102